Note 15 - Related Party Balances and Transactions - Due from and Due to Related Parties (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Amounts due from an equity method affiliate and its subsidiaries, net (i)	[1]			¥ 32,495
Subscription receivables (Note 2(m) & Note 12)		$ 38,227	¥ 248,717	¥ 288,135

[1]	The Group agreed to grant a revolving loan with a maximum amount of US$50,000 (equivalent to RMB317,990 as per the agreement) to Sincere Fame and its subsidiaries pursuant to a facility letter entered in October 2011 (the "Facility"). The Facility is valid for two years and is renewed upon mutual agreement for another two years in October 2013 and October 2015, separately. In April 2017, the Facility is renewed upon mutual agreement for another year. On January 1, 2012, the Group and Sincere Fame further entered into a supplemental loan agreement, which established the legal rights to offset the interests and amounts receivable or payable between the Group and Sincere Fame, and all the subsidiaries of the Group and Sincere Fame. The amounts are unsecured and bear interest at 7.3% and are repayable on demand. As of December 31, 2016 and 2017, the amount due from Sincere Fame and its subsidiaries represented nil and nil principal receivable, respectively, and RMB32,495 and nil interest receivable, respectively. The interest receivables is non-interest bearing.